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                         WRL FREEDOM ELITE BUILDER(SM)
                      SUPPLEMENT DATED AUGUST 24, 2001 TO
                         PROSPECTUS DATED JULY 5, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.


The following information is added to page 6 of the Prospectus under the heading
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"Investment Options":
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AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL Transamerica Value Balanced (formerly, WRL Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page
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9 of the Prospectus:
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                             Management   Other    Rule 12b-1   Total Portfolio
            Portfolio          Fees      Expenses     Fees      Annual Expenses

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Transamerica Value Balanced    0.80%*      0.07%      N/A           0.87%
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 *  Effective August 27, 2001, this fee will be reduced to 0.75%.


The following is added to the table in footnote (7) on page 10 of the
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Prospectus:
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                              Expense     Reimbursement   Expense Ratio Without
         Portfolio             Limit         Amount           Reimbursement
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Transamerica Value Balanced     1.00%          N/A                   N/A
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The following information replaces the information regarding Dean Asset
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Allocation on pages 21 of the Prospectus under the heading "The Separate Account
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and the Portfolios - The Funds":
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     Portfolio       Sub-Adviser or Adviser       Investment Objective

Transamerica Value  Transamerica Investment    Seeks preservation of capital and
Balanced            Management, LLC            competitive investment returns.

All other references throughout the prospectus to WRL Dean Asset Allocation are changed to WRL Transamerica Value Balanced.